BUSINESS AND ASSET ACQUISITIONS (Details 3) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Pro Forma [Member]
Business Acquisition [Line Items]
Revenue, pro forma				$ 735,717	$ 1,030,113
Net loss, pro forma				$ (4,578,521)	$ (8,350,196)
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted				$ (0.09)	$ (0.22)
Shares used in computed net loss per common share, Basic and Diluted				53,794,559	37,331,694
Pro Forma [Member] | Beyond Human [Member]
Business Acquisition [Line Items]
Revenue, pro forma	$ 772,337	$ 3,175,750	$ 2,636,107
Net loss, pro forma	$ (850,364)	$ (10,354,157)	$ (3,029,008)
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted	$ (0.02)	$ (0.12)	$ (0.06)
Shares used in computed net loss per common share, Basic and Diluted	55,076,819	86,498,234	50,486,501
Pro Forma [Member] | Novalere [Member]
Business Acquisition [Line Items]
Revenue, pro forma			$ 555,069
Net loss, pro forma			$ (3,540,908)
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted			$ (0.07)
Shares used in computed net loss per common share, Basic and Diluted			52,193,884
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Revenue, pro forma				$ 735,717	$ 1,030,113
Net loss, pro forma				$ (4,202,628)	$ (4,826,967)
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted				$ (0.08)	$ (0.20)
Shares used in computed net loss per common share, Basic and Diluted				52,517,530	24,384,037
Scenario, Previously Reported [Member] | Beyond Human [Member]
Business Acquisition [Line Items]
Revenue, pro forma	$ 179,744	$ 3,119,126	$ 555,069
Net loss, pro forma	$ (858,747)	$ (10,341,121)	$ (3,224,778)
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted	$ (0.02)	$ (0.12)	$ (0.06)
Shares used in computed net loss per common share, Basic and Diluted	55,076,819	86,498,234	50,486,501
Scenario, Previously Reported [Member] | Novalere [Member]
Business Acquisition [Line Items]
Revenue, pro forma			$ 555,069
Net loss, pro forma			$ (3,224,778)
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted			$ (0.06)
Shares used in computed net loss per common share, Basic and Diluted			50,486,501